Total Equity - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 28, 2019	Jan. 25, 2018	Jan. 26, 2017	Dec. 31, 2018	Dec. 31, 2017
Dividends Declared [Line Items]
Dividend per share (in dollars per share)		$ 10	$ 10	$ 10	$ 10
Total cash payment		$ 283.2	$ 237.4	$ 442.7	$ 304.9
Subsequent event
Dividends Declared [Line Items]
Dividend per share (in dollars per share)	$ 10
Total cash payment	$ 278.0